CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary Shares USD ($) shares	Ordinary Shares CNY (¥) shares	Treasury stock USD ($) shares	Treasury stock CNY (¥) shares	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Retained earnings USD ($)	Retained earnings CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated other comprehensive income CNY (¥)	Equity attributable to non-controlling interests USD ($)	Equity attributable to non-controlling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of the period at Dec. 31, 2016		¥ 90				¥ 2,236,778		¥ 1,035,861		¥ 43,937		¥ (685)		¥ 3,315,981
Balance at beginning of the period (in shares) at Dec. 31, 2016 | shares	1,377,708,575	1,377,708,575
Net income/(loss)								480,664				(13,678)		466,986
Exercise of stock options and vesting of RSUs		¥ 3				36,930								36,933
Exercise of stock options and vesting of RSUs (in shares) | shares	47,573,600	47,573,600
Disposal of a subsidiary												5,474		5,474
Stock repurchase				¥ (36,973)										(36,973)
Stock repurchase (in shares) | shares			(11,331,080)	(11,331,080)
Share-based compensation						169,717								169,717
Dividend distribution						(385,113)								(385,113)
Business combination												22,707		22,707
Other comprehensive income (loss)										(19,514)				(19,514)
Balance at end of the period at Dec. 31, 2017		¥ 93		¥ (36,973)		2,058,312		1,516,525		24,423		13,818		3,576,198
Balance at end of the period (in shares) at Dec. 31, 2017 | shares	1,425,282,175	1,425,282,175	(11,331,080)	(11,331,080)
Net income/(loss)								(863,038)				(10,350)		(873,388)
Exercise of stock options and vesting of RSUs		¥ 3				19,932								19,935
Exercise of stock options and vesting of RSUs (in shares) | shares	42,776,980	42,776,980
Stock repurchase				¥ (74,196)										(74,196)
Stock repurchase (in shares) | shares			(27,785,900)	(27,785,900)
Share-based compensation						27,107								27,107
Dividend distribution						(177,497)								(177,497)
Capital contribution from non-controlling shareholders												95,550		95,550
Business combination												8,713		8,713
Other comprehensive income (loss)										22,538				22,538
Balance at end of the period at Dec. 31, 2018		¥ 96		¥ (111,169)		1,927,854		652,687		47,761		107,731		¥ 2,624,960
Balance at end of the period (in shares) at Dec. 31, 2018 | shares	1,468,059,155	1,468,059,155	(39,116,980)	(39,116,980)									1,428,942,175	1,428,942,175
Cumulative effect of adoption of ASU 2016-01 | ASU 2016-01														¥ 800
Cumulative effect of adoption of ASU 2016-01								(800)		800
Net income/(loss)								85,680				44,888	$ 18,754,000	130,568
Exercise of stock options and vesting of RSUs		¥ 2				4,867								4,869
Exercise of stock options and vesting of RSUs (in shares) | shares	11,833,340	11,833,340
Stock repurchase				¥ (18,594)										(18,594)
Stock repurchase (in shares) | shares			(9,696,660)	(9,696,660)
Cancellation of treasury stock	$ (48,052,280)	¥ (3)		¥ 128,026		(128,023)
Cancellation of treasury stock (in shares) | shares			48,052,280	48,052,280
Share-based compensation						26,262								26,262
Other comprehensive income (loss)										3,104		277		3,381
Balance at end of the period at Dec. 31, 2019	$ 14,000	¥ 95	$ (250,000)	¥ (1,737)	$ 263,001,000	¥ 1,830,960	$ 106,060,000	¥ 738,367	$ 7,306,000	¥ 50,865	$ 21,963,000	¥ 152,896	$ 398,094,000	¥ 2,771,446
Balance at end of the period (in shares) at Dec. 31, 2019 | shares	1,431,840,215	1,431,840,215	(761,360)	(761,360)									1,431,078,855	1,431,078,855